Cash and Investments Held in Trust Account	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cash And Investment Held In Trust Account [Abstract]
Cash and Investments Held in Trust Account

Note 7 — Cash and Investments Held in Trust Account

As of June 30, 2021 and December 31, 2020, assets held in the Trust Account were comprised of $14,306,539 and $15,364,991, respectively, in money market funds which are invested in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Trust Account - U.S. Treasury Securities Money Market Fund	1	$14,306,539	$15,364,991

Note 8 — Cash and Investments Held in Trust Account

As of December 31, 2020, assets held in the Trust Account were comprised of $15,364,991 in money market funds which are invested in U.S. Treasury Securities. As of December 31, 2019, investments in the Company’s Trust Account consisted of $1,187,964 in United States Money Market funds and $117,857,363 in U.S. Treasury Securities, respectively.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Trust Account - U.S. Treasury Securities Money Market Fund	1	$15,364,991

The Company classifies its United States Treasury and equivalent securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities.” Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts.

The gross holding gains and fair value of held-to-maturity securities at December 31, 2019 are as follows:

	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2019
U.S. Money Market	$1,187,964	$-	$1,187,964
U.S. Treasury Securities	117,857,363	41,157	117,898,520
	$119,045,327	$41,157	$119,086,484